Acquisitions - Narrative (Details) $ / shares in Units, $ in Thousands				2 Months Ended	11 Months Ended	12 Months Ended
	Nov. 01, 2021 USD ($)	Aug. 02, 2021 USD ($) nomination extensionOption $ / shares shares	Feb. 01, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Business Acquisition [Line Items]
Common stock par value (in USD per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Goodwill				$ 2,293,044		$ 2,293,044	$ 2,293,935
Revenues					$ 340,300
Income before income taxes					$ 5,100
Woods Cross Refinery Acquisition
Business Acquisition [Line Items]
Cash considerations paid under agreement		$ 232,500
Hippo Parent Corporation
Business Acquisition [Line Items]
Common stock par value (in USD per share) | $ / shares		$ 0.01
Puget Sound Refinery
Business Acquisition [Line Items]
Aggregate consideration paid in acquisition	$ 624,300
Base cash purchase price in acquisition	350,000
Other closing adjustments and accrued liabilities associated with acquisition	3,600
Acquisition and integration costs						$ 12,200
Revenue from acquiree				603,100
Loss from operations from acquiree				$ 8,300
Properties, plants and equipment	394,237
Other assets	10,400
Puget Sound Refinery | Crude Oil and Refined Products
Business Acquisition [Line Items]
Inventories	$ 277,887
Hippo Parent Corporation | Hippo Parent Corporation
Business Acquisition [Line Items]
Pro forma ownership percentage by parent		73.25%
Hippo Parent Corporation | The Sinclair Companies | Scenario, Plan
Business Acquisition [Line Items]
Transaction potential termination fee		$ 200,000
Transaction potential termination reimbursement expense		$ 35,000
Hippo Parent Corporation | The Sinclair Companies | Hippo Parent Corporation
Business Acquisition [Line Items]
Pro forma ownership percentage by noncontrolling owner		26.75%
Hippo Parent Corporation | Common Stock
Business Acquisition [Line Items]
Conversion of shares in transaction		1
Hippo Parent Corporation | Common Stock | Hippo Parent Corporation | The Sinclair Companies
Business Acquisition [Line Items]
Shares transferred in transaction (in shares) | shares		60,230,036
Sinclair Transportation Company | HEP
Business Acquisition [Line Items]
Shares transferred in transaction (in shares) | shares		21,000,000
Transaction cash consideration transferred		$ 325,000
Number of termination date extension periods in transaction | extensionOption		2
Transaction termination date extension period		90 days
Number of director nominations granted in transaction | nomination		1
Sonneborn
Business Acquisition [Line Items]
Aggregate consideration paid in acquisition			$ 701,600
Transaction cash consideration transferred			662,700
Assets Acquired			38,900
Current assets			139,400
Properties, plants and equipment			168,200
Goodwill			282,300
Other assets			231,500
Current liabilities			47,900
Deferred income tax and other long-term liabilities			110,800
Intangibles value in acquisition			$ 214,600
Intangibles amortization period			12 years